real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position
Current assets	$ 8,372	$ 6,632
Non-current assets	51,241	51,396
Current liabilities	9,689	9,836
Non-current liabilities	33,345	31,394
Statement of income and other comprehensive income
NET INCOME ATTRIBUTABLE TO COMMON SHARES	1,113	993
Comprehensive income (loss)	1,178	937
Reconciliation of statement of financial position summary financial information to carrying amounts
Our carrying amount	198	219
Miovision Technologies Incorporated
Statement of financial position
Current assets	82	88
Non-current assets	411	408
Current liabilities	74	35
Non-current liabilities	31	61
Net assets	388	400
Statement of income and other comprehensive income
Revenue and other income	172	162
NET INCOME ATTRIBUTABLE TO COMMON SHARES	(34)	(27)
Comprehensive income (loss)	(25)	(27)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets	$ 388	$ 400
Our interest	43.40%	43.40%
Our carrying amount	$ 169	$ 175
Individually immaterial associates
Reconciliation of statement of financial position summary financial information to carrying amounts
Our carrying amount	$ 29	$ 44